Leases - Schedule of Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
2022	$ 1,978
2023	1,894
2024	1,806
2025	1,745
2026 and thereafter	4,737
Total minimum lease payments	12,160
Less: imputed interest	(2,098)
Present value of lease obligations	10,062	$ 942
Less: current portion	1,453
Long-term portion of lease obligations	8,609
2022	448
2023	240
2024	0
2024	0
2026 and thereafter	0
Total minimum lease payments	688
Less: imputed interest	(34)
Present value of lease obligations	654	$ 857
Less: current portion	433
Long-term portion of lease obligations	$ 221
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Liability, Current
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Non Current Portion Of Operating And Finance Lease Liability